Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 29, 2013	Jun. 30, 2012
Trade accounts receivable, allowances	$ 2	$ 11
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	123,247,815	120,644,345
Common stock, shares outstanding	123,247,815	120,644,345